Equity - Narrative Authorizations given to the board of directors (Details) shares in Millions	Apr. 03, 2024 shares
Equity [abstract]
Number of shares authorized for issue (in shares)	530
Shares issued percentage	10.00%
Repurchase of shares authorized (in shares)	530
Repurchase of shares (as a percent)	10.00%